S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 15, 2026
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers and the representative has agreed to restrictions on its ability to transfer, assign, or sell the founder shares, private units (and the underlying securities) and the representative shares, as summarized in the table below.

Subject Securities	Expiration Date	Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Earlier of six months after completion of our initial business combination; or if the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganization, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after completion of our initial business combination	Oriental Holdings Limited Yongsheng Liu Jining Li Zhen Li Russelle Kinpui Choi Angela Lee Laurent Patrick André Michelon	Transfers permitted (1) to our officers, directors, shareholders, employees and members of the sponsor and their affiliates, (2) if a holder is an entity, as a distribution to its, partners, shareholders or members upon its liquidation, (3) by bona fide gift to a member of the holder’s immediate family or to a trust, the beneficiary of which is a holder or a member of a holder’s immediate family, for estate planning purposes, (4) by virtue of the laws of descent and distribution upon death, (5) pursuant to a qualified domestic relations order, (6) by certain pledges to secure obligations incurred in connection with purchases of our securities, (7) by private sales at prices no greater than the price at which the shares were originally purchased or (8) to us for no value for cancellation in connection with the consummation of our initial business combination, in each case (except for clause 8 or with our prior consent) where the transferee agrees to the terms of the insider letter.

Private Units (and Underlying Securities)	30 days after the completion of our initial business combination	Oriental Holdings Limited	Same as above

Any units, rights, shares or any other securities convertible into or exercisable for, any shares	180 days after the date of this prospectus	Same as above	The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time with prior written approval. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.
Subject Securities	Expiration Date	Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Representative Shares	Completion of our initial business combination	Kingswood Capital Partners, LLC	The representative has agreed not to transfer, assign or sell any such shares without our prior consent until the completion of our initial business combination. The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which this prospectus forms a part pursuant to Rule 5110(e)(1) of the FINRA Manual. Pursuant to FINRA Rule 5110(e)(1), these securities will not be sold during the offering, or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales of this offering, subject to exceptions pursuant to Rule 5110(e)(2).